LONG-TERM BORROWING	12 Months Ended
Dec. 31, 2020
LONG-TERM BORROWING
LONG-TERM BORROWING

14. LONG-TERM BORROWING

The following table sets forth the loan agreement of long-term borrowing from bank:

			Amount	Original Amount	Annual	Repayment
Date	Borrower	Lender	(RMB)	(US$)	Interest Rate	Due Date
May 1, 2020	Bay State College	Small Business Administration (“SBA”)	9,594	1,470	1.00%	May 2, 2022

On May 1, 2020, Bay State College obtained a PPP loan under the CARES Act from the SBA through Bank of America in US$1,470, with maturity date on May 2, 2022. Bay State College accrued interest expense of the loan using a fixed rate of 1%. Bay State College is applying for the forgiveness of the PPP loan as of the date of this report.